Premises and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 9	Premises and Equipment
Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2021	2020
Land	$445	$487
Buildings and improvements	3,161	3,519
Furniture, fixtures and equipment	3,438	3,439
Right of use assets on operating leases	1,014	1,038
Right of use assets on finance leases	172	110
Construction in progress	23	25

	8,253	8,618
Less accumulated depreciation and amortization	(4,948)	(5,150)

Total	$3,305	$3,468